Shareholder Report, Line Graph (Details) - USD ($)																																		1 Months Ended	2 Months Ended						5 Months Ended					6 Months Ended			7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended									12 Months Ended
	Jan. 29, 2026	Oct. 14, 2025	Apr. 15, 2025	Mar. 25, 2025	Jul. 16, 2024	Jun. 20, 2024	Mar. 19, 2024	Nov. 07, 2023	Sep. 26, 2023	Jul. 18, 2023	Jun. 27, 2023	Mar. 14, 2023	Oct. 11, 2022	Sep. 27, 2022	Jun. 21, 2022	Mar. 28, 2022	Mar. 15, 2022	Jan. 11, 2022	Nov. 16, 2021	Sep. 28, 2021	Sep. 21, 2021	Jun. 29, 2021	Feb. 24, 2021	Jan. 20, 2021	Dec. 08, 2020	Oct. 13, 2020	Jul. 13, 2020	Mar. 31, 2020	Dec. 04, 2019	Sep. 24, 2019	Sep. 17, 2019	Sep. 10, 2018	Jan. 11, 2018	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2019
C000250325 [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000																															$ 10,098																														$ 10,533	$ 10,056
C000197601 [Member]
Account Value [Line Items]
Accumulated Value																																	$ 10,000																			$ 9,923														12,590	12,309	$ 11,814	$ 10,714	$ 10,520	$ 11,727	$ 11,377		$ 10,786
C000204482 [Member]
Account Value [Line Items]
Accumulated Value																																$ 10,000																																		12,291	11,714	11,731	10,989	10,806	11,851	11,234	$ 10,942
C000204442 [Member]
Account Value [Line Items]
Accumulated Value																												$ 10,000																	$ 17,011																					33,107	28,863	22,267	16,851	14,439	21,708
C000204443 [Member]
Account Value [Line Items]
Accumulated Value																												10,000																	12,253																					25,805	21,745	19,915	16,556	15,131	15,829
C000218646 [Member]
Account Value [Line Items]
Accumulated Value																											$ 10,000													$ 11,156																										23,045	19,926	18,205	14,590	12,531	14,575
C000228612 [Member]
Account Value [Line Items]
Accumulated Value																						$ 10,000																	$ 10,752																											17,661	15,794	13,652	10,632	8,609
C000218645 [Member]
Account Value [Line Items]
Accumulated Value																											10,000													11,114																										17,484		15,443	12,228	11,451	15,757
C000241171 [Member]
Account Value [Line Items]
Accumulated Value												$ 10,000																																		$ 10,351																				12,249	11,686	11,075
C000228610 [Member]
Account Value [Line Items]
Accumulated Value																						10,000																	10,075																											11,118	10,844	10,223	9,257	9,108
C000202058 [Member]
Account Value [Line Items]
Accumulated Value																																10,000																																		22,419	17,970	15,056	12,452	10,493	13,957	11,162	9,568
C000231722 [Member]
Account Value [Line Items]
Accumulated Value																			$ 10,000																																					$ 8,996										11,969	11,438	10,687	9,638
C000237948 [Member]
Account Value [Line Items]
Accumulated Value													$ 10,000																																														$ 10,498							12,431	11,972	11,335
C000262251 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000																																																							$ 11,981
C000262250 [Member]
Account Value [Line Items]
Accumulated Value		10,000																																																							12,273
C000202059 [Member]
Account Value [Line Items]
Accumulated Value																																10,000																																		30,320	28,236	22,660	17,805	15,222	18,988	14,044	10,457
C000197602 [Member]
Account Value [Line Items]
Accumulated Value																																	10,000																			10,416														21,396	18,594	17,388	14,147	12,815	13,884	10,197		10,041
C000237947 [Member]
Account Value [Line Items]
Accumulated Value														$ 10,000																																														$ 12,404						21,710	17,227	15,028
C000243037 [Member]
Account Value [Line Items]
Accumulated Value											$ 10,000																										$ 10,389																													18,496	14,317	12,462
C000243040 [Member]
Account Value [Line Items]
Accumulated Value											10,000																										10,150																													18,575	14,483	11,997
C000243041 [Member]
Account Value [Line Items]
Accumulated Value											10,000																										10,226																													19,051	14,788	12,077
C000221278 [Member]
Account Value [Line Items]
Accumulated Value																										$ 10,000																																					$ 10,015			9,883	9,725	9,342	8,669	8,727
C000221279 [Member]
Account Value [Line Items]
Accumulated Value																									$ 10,000																												$ 10,093													10,303	9,871	9,937	9,455	9,249
C000247038 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000																																							$ 10,341																								10,600
C000214349 [Member]
Account Value [Line Items]
Accumulated Value																															$ 10,000																																	$ 10,557		22,383	16,438	13,791	11,752	10,937	13,733
C000247037 [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000																																				$ 10,852																							17,253	11,647
C000246147 [Member]
Account Value [Line Items]
Accumulated Value								$ 10,000																																															$ 11,202											14,707	12,940
C000229745 [Member]
Account Value [Line Items]
Accumulated Value																				$ 10,000																																										$ 8,562				15,672	12,712	10,856	9,250
C000237946 [Member]
Account Value [Line Items]
Accumulated Value														10,000																																														12,037						17,802	13,611	14,030
C000214351 [Member]
Account Value [Line Items]
Accumulated Value																														$ 10,000																																			$ 10,152	22,407	17,914	14,973	12,585	10,781	13,285
C000229746 [Member]
Account Value [Line Items]
Accumulated Value																				10,000																																										8,607				19,264	14,876	12,157	10,330
C000243038 [Member]
Account Value [Line Items]
Accumulated Value										$ 10,000																								$ 9,689																																17,238	13,725	11,219
C000214352 [Member]
Account Value [Line Items]
Accumulated Value																														10,000																																			9,743	27,556	20,365	15,773	13,026	11,330	13,637
C000243039 [Member]
Account Value [Line Items]
Accumulated Value											10,000																										10,209																													15,643	13,271	11,912
C000229748 [Member]
Account Value [Line Items]
Accumulated Value																				10,000																																										9,114				11,057	10,130	10,029	8,473
C000234360 [Member]
Account Value [Line Items]
Accumulated Value																$ 10,000																												$ 8,796																						17,851	13,263	11,206	9,478
C000234361 [Member]
Account Value [Line Items]
Accumulated Value																	$ 10,000																														$ 8,934																			18,290	15,070	12,515	10,348
C000234362 [Member]
Account Value [Line Items]
Accumulated Value																	10,000																														9,268																			18,565	14,857	13,120	10,498
C000221280 [Member]
Account Value [Line Items]
Accumulated Value																										10,000																																					10,033			11,026	10,768	10,238	9,592	9,439
C000261581 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000																																																$ 11,109
C000214353 [Member]
Account Value [Line Items]
Accumulated Value																														10,000																																			11,350	28,491	22,989	20,080	16,187	14,278	15,727
C000243042 [Member]
Account Value [Line Items]
Accumulated Value									$ 10,000																																																	$ 13,249								19,018	15,336
C000229747 [Member]
Account Value [Line Items]
Accumulated Value																					$ 10,000																																								$ 9,897					20,333	15,334	13,703	11,301
C000246148 [Member]
Account Value [Line Items]
Accumulated Value								10,000																																															12,810											16,592	14,276
C000246149 [Member]
Account Value [Line Items]
Accumulated Value								10,000																																															12,881											17,074	14,382
C000253784 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000																																					$ 11,399																									13,435
C000233056 [Member]
Account Value [Line Items]
Accumulated Value																		$ 10,000																																	$ 8,805															15,332	11,894	11,222	9,501
C000214354 [Member]
Account Value [Line Items]
Accumulated Value																														10,000																																			9,091	27,875	21,941	20,733	17,243	15,412	15,485
C000221281 [Member]
Account Value [Line Items]
Accumulated Value																							$ 10,000																									$ 10,156																		9,999	9,841	9,449	8,784	8,835
C000226122 [Member]
Account Value [Line Items]
Accumulated Value																							10,000																									10,164																		10,094	9,907	9,510	8,828	8,855
C000214357 [Member]
Account Value [Line Items]
Accumulated Value																													$ 10,000																									$ 10,357												21,297	15,970	13,590	11,516	10,744	13,597
C000226120 [Member]
Account Value [Line Items]
Accumulated Value																								$ 10,000																										$ 10,167																16,194	12,104	10,263	8,671	8,064
C000214358 [Member]
Account Value [Line Items]
Accumulated Value																													10,000																									9,790												21,337	16,997	14,305	12,023	10,329	12,739
C000226121 [Member]
Account Value [Line Items]
Accumulated Value																								10,000																										11,031																18,693	14,861	12,471	10,468	8,965
C000214350 [Member]
Account Value [Line Items]
Accumulated Value																													10,000																									9,357												26,253	19,281	15,097	12,501	10,863	12,980
C000226117 [Member]
Account Value [Line Items]
Accumulated Value																								10,000																										11,291																23,265	17,025	13,281	10,961	9,494
C000214355 [Member]
Account Value [Line Items]
Accumulated Value																													10,000																									10,937												26,855	21,558	18,908	15,282	13,501	15,096
C000226118 [Member]
Account Value [Line Items]
Accumulated Value																								10,000																										11,680																20,928	16,779	14,689	11,858	10,470
C000236476 [Member]
Account Value [Line Items]
Accumulated Value															$ 10,000																							$ 10,480																												21,620	15,861	14,390	11,818
C000236477 [Member]
Account Value [Line Items]
Accumulated Value															10,000																							10,480																												21,746	15,943	14,433	11,837
C000250327 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000																													$ 11,030																															15,315	11,743
C000250326 [Member]
Account Value [Line Items]
Accumulated Value						10,000																													11,040																															15,405	11,779
C000214356 [Member]
Account Value [Line Items]
Accumulated Value																													10,000																									9,043												28,030	21,873	20,549	17,158	15,240	15,334
C000226119 [Member]
Account Value [Line Items]
Accumulated Value																								10,000																										11,872																21,974	17,110	16,034	13,358	11,828
S&P National AMT-Free Municipal Bond (Inception Date 7.16.24) [Member]
Account Value [Line Items]
Accumulated Value					10,000																															10,083																														10,479	10,063
Bloomberg U.S. Aggregate Bond (Inception Date 1/11/18) [Member]
Account Value [Line Items]
Accumulated Value																																	10,000																			9,951														11,497	11,284	10,941	10,197	10,320	11,663	11,673		10,963
S&P National AMT-Free Municipal Bond (Inception Date 9/10/18) [Member]
Account Value [Line Items]
Accumulated Value																																10,000																																		11,915	11,442	11,465	10,843	10,613	11,578	11,215	10,888
Russell 1000 (Inception Date 3/31/2020) [Member]
Account Value [Line Items]
Accumulated Value																												10,000																	13,842																					32,407	27,057	23,278	18,387	15,933	18,307
S&P 500 (Inception Date 7/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																											10,000													11,120																										26,624	22,117	19,086	15,012	12,948	14,585
Russell 1000 (Inception Date 6/29/2021) [Member]
Account Value [Line Items]
Accumulated Value																						10,000																	10,508																											18,602	15,532	13,362	10,555	9,146
Russell 3000 (Inception Date 7/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																											10,000													11,158																										21,586		18,635	14,772	12,873	14,844
Bloomberg U.S. Aggregate Bond (Inception Date 3/14/23) [Member]
Account Value [Line Items]
Accumulated Value												10,000																																		9,979																				11,251	11,042	10,707
Bloomberg U.S. Aggregate Bond (Inception Date 6/29/2021) [Member]
Account Value [Line Items]
Accumulated Value																						10,000																	10,101																											9,958	9,773	9,476	8,831	8,938
MSCI World ex USA (Inception Date 9/10/2018) [Member]
Account Value [Line Items]
Accumulated Value																																10,000																																		21,260	17,376	15,126	12,664	10,875	13,353	10,550	9,957
Bloomberg U.S. Aggregate Bond (Inception Date 11/16/2021) [Member]
Account Value [Line Items]
Accumulated Value																			10,000																																					8,973										9,997	9,812	9,513	8,866
Bloomberg U.S. Aggregate Bond (Inception Date 10/11/2022) [Member]
Account Value [Line Items]
Accumulated Value													10,000																																														10,395							11,720	11,503	11,153
Russell 3000 (Inception Date 10/24/25) [Member]
Account Value [Line Items]
Accumulated Value		10,000																																																							11,659
Russell 1000 (Inception Date 9/10/2018) [Member]
Account Value [Line Items]
Accumulated Value																																10,000																																		29,634	24,742	21,286	16,814	14,570	16,740	12,658	10,333
Russell 1000 (Inception Date 1/11/2018) [Member]
Account Value [Line Items]
Accumulated Value																																	10,000																			10,632														31,253	26,094	22,449	17,733	15,366	17,655	13,349		10,897
MSCI ACWI IMI (Inception Date 9/27/2022) [Member]
Account Value [Line Items]
Accumulated Value														10,000																																														12,429						21,537	17,603	15,241
MSCI ACWI IMI (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value											10,000																										10,226																													17,720	14,483	12,539
MSCI ACWI ex USA IMI (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value											10,000																										10,069																													17,332	13,716	11,860
Bloomberg U.S. Aggregate Bond (Inception Date 10/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																										10,000																																					9,991			9,849	9,667	9,373	8,735	8,841
S&P National AMT-Free Municipal Bond (Inception Date 12/8/2020) [Member]
Account Value [Line Items]
Accumulated Value																									$ 10,000																												$ 10,185													10,481	10,066	10,086	9,538	9,336
Bloomberg Global Aggregate Bond (USD Hedged) (4/25/25 Inception) [Member]
Account Value [Line Items]
Accumulated Value			10,000																																							10,214																								10,393
MSCI Emerging Markets IMI (Inception Date 9/17/2019) [Member]
Account Value [Line Items]
Accumulated Value																															$ 10,000																																	$ 11,021		20,083	14,719	12,709	11,030	10,730	13,608
MSCI Emerging Markets IMI (SI 3.19.24) [Member]
Account Value [Line Items]
Accumulated Value							$ 10,000																																				$ 10,873																							17,182	12,593
MSCI Emerging Markets IMI (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value								10,000																																															11,726											18,530	13,581
MSCI Emerging Markets IMI (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																				10,000																																										8,150				15,252	11,179	9,652	8,377
Russell 3000 (Inception Date 9/27/2022) [Member]
Account Value [Line Items]
Accumulated Value														$ 10,000																																														$ 12,473						21,891	18,227	15,734
MSCI World ex USA IMI (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																														10,000																																			10,308	20,466	16,758	14,498	12,204	10,584	13,146
MSCI World ex USA IMI (9/28/21 Inception) [Member]
Account Value [Line Items]
Accumulated Value																				10,000																																										8,256				15,965	13,072	11,309	9,519
MSCI World ex USA IMI (Inception Date 7/18/23) [Member]
Account Value [Line Items]
Accumulated Value										10,000																								9,675																																16,226	13,286	11,494
Bloomberg U.S. Aggregate Bond (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value											10,000																										9,908																													11,171	10,964	10,630
MSCI World IMI (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																				10,000																																										8,723				17,219	14,274	12,363	10,007
MSCI Emerging Markets IMI (Inception Date 3/28/2022) [Member]
Account Value [Line Items]
Accumulated Value																$ 10,000																												$ 9,001																						16,847	12,348	10,661	9,253
MSCI World ex USA IMI (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value																	10,000																														9,069																			17,537	14,359	12,423	10,457
Russell 3000 (Inception Date 3/15/2022) [Member]
Account Value [Line Items]
Accumulated Value																	$ 10,000																														$ 9,342																			18,816	15,666	13,524	10,721
Russell 3000 (01/29/26 Inception Date) [Member]
Account Value [Line Items]
Accumulated Value	10,000																																																11,103
MSCI ACWI ex USA IMI (01/29/26 Inception Date) [Member]
Account Value [Line Items]
Accumulated Value	10,000																																																10,920
Russell 3000 (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																														10,000																																			11,967	27,806	23,151	19,986	15,843	13,806	15,921
Russell 1000 (Inception Date 9/26/2023) [Member]
Account Value [Line Items]
Accumulated Value									$ 10,000																																																	$ 13,349								18,584	15,516
Russell 1000 (Inception Date 9/21/2021) [Member]
Account Value [Line Items]
Accumulated Value																					10,000																																								9,019					18,345	15,316	13,177	10,409
Russell 3000 (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value								10,000																																															13,027											18,125	15,091
MSCI USA IMI (Inception Date 3/25/2025) [Member]
Account Value [Line Items]
Accumulated Value				10,000																																					11,261																									13,563
Russell 3000 (Inception Date 1/11/2022) [Member]
Account Value [Line Items]
Accumulated Value																		10,000																																	8,425															16,968	14,128	12,196	9,668
Bloomberg U.S. Aggregate Bond (Inception Date 2/24/2021) [Member]
Account Value [Line Items]
Accumulated Value																							$ 10,000																									$ 10,154																		10,009	9,824	9,525	8,877	8,984
MSCI Emerging Markets IMI (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																													10,000																									10,802												19,682	14,426	12,455	10,810	10,516	13,336
MSCI Emerging Markets IMI (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																								10,000																										9,684																14,291	10,475	9,044	7,849	7,636
MSCI World ex USA IMI (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																													10,000																									9,932												19,719	16,146	13,968	11,758	10,197	12,666
MSCI World ex USA IMI (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																								10,000																										10,993																17,114	14,013	12,123	10,205	8,850
MSCI World ex USA IMI (SI 12/4/19) [Member]
Account Value [Line Items]
Accumulated Value																													10,000																									9,932												19,719	16,146	13,968	11,758	10,197	12,666
Russell 3000 (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																													10,000																									11,356												26,386	21,970	18,965	15,035	13,101	15,108
Russell 3000 (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																								10,000																										11,646																20,341	16,936	14,620	11,590	10,099
Russell 1000 (Inception Date 6/21/2022) [Member]
Account Value [Line Items]
Accumulated Value															10,000																							10,572																												21,504	17,954	15,446	12,201
Russell 3000 (SI 6/20/24) [Member]
Account Value [Line Items]
Accumulated Value						10,000																													10,405																															14,477	12,054
Russell 3000 (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																								10,000																										11,646																20,341	16,936	14,620	11,590	10,099
S&P California AMT-Free Municipal Bond (Inception date 7.16.24) [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000																															$ 10,092																														10,479	10,090
Bloomberg U.S. Corporate Bond (SI Date 1.11.18) [Member]
Account Value [Line Items]
Accumulated Value																																	10,000																			9,844														12,220	11,988	11,537	10,556	10,462	12,296	11,993		11,156
Russell 1000 Growth (Inception Date 3/31/2020) [Member]
Account Value [Line Items]
Accumulated Value																												10,000																	15,188																					34,220	30,879	25,192	19,267	15,801	19,521
Russell 1000 Value (Inception Date 3/31/2020) [Member]
Account Value [Line Items]
Accumulated Value																												$ 10,000																	$ 12,372																					29,537	22,769	20,827	17,191	15,830	16,881
Russell 1000 Growth (Inception Date 6/29/2021) [Member]
Account Value [Line Items]
Accumulated Value																						$ 10,000																	$ 10,692																											18,743	16,914	13,798	10,553	8,655
Russell Midcap Growth (Inception Date 7/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																											$ 10,000													$ 11,031																										18,593		14,707	12,352	10,931	14,910
Bloomberg U.S. 1-3 Month Treasury Bill (Inception Date 3/14/23) [Member]
Account Value [Line Items]
Accumulated Value												$ 10,000																																		$ 10,234																				11,727	11,293	10,800
ICE BofA US High Yield Constrained (BB-B) (Inception Date 11/16/2021) [Member]
Account Value [Line Items]
Accumulated Value																			$ 10,000																																					$ 8,988										12,123	11,513	10,739	9,592
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 10/11/2022) [Member]
Account Value [Line Items]
Accumulated Value													$ 10,000																																														$ 10,290							11,748	11,441	10,934
Russell 2000 Growth (SI 10/14/25) [Member]
Account Value [Line Items]
Accumulated Value		10,000																																																							11,463
Russell 2000 Value (10/14/25 SI) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000																																																							$ 12,539
Russell 1000 Growth (Inception Date 9/10/2018) [Member]
Account Value [Line Items]
Accumulated Value																																$ 10,000																																		34,376	31,021	25,307	19,355	15,873	19,610	15,258	$ 10,570
Russell 1000 Value (Inception Date 1/11/2018) [Member]
Account Value [Line Items]
Accumulated Value																																	$ 10,000																			$ 10,093														24,447	18,846	17,238	14,228	13,102	13,972	$ 10,240		$ 10,155
MSCI ACWI IMI Value (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value											10,000																										10,219																													17,261	13,812	12,326
MSCI ACWI ex USA IMI Value (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value											10,000																										10,200																													19,221	14,525	12,149
Bloomberg Global 1-10 Year Corporate ex Emerging Markets (USD Hedged) (4/15/25 Inception) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000																																							$ 10,372																								10,635
MSCI Emerging Markets Small Cap (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value								10,000																																															11,837											15,568	13,029
MSCI Emerging Markets (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value								10,000																																															11,709											19,044	13,676
MSCI Emerging Markets IMI Value (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																				10,000																																										8,529				16,587	11,823	10,598	9,065
MSCI World ex USA Value (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																				10,000																																										8,905				20,369	15,640	12,722	10,551
MSCI World ex USA (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																				10,000																																										8,348				16,319	13,338	11,611	9,721
MSCI World ex USA Small Cap (Inception Date 7/18/2023) [Member]
Account Value [Line Items]
Accumulated Value										10,000																								9,683																																16,103	13,328	11,112
MSCI World ex USA (Inception Date 7/18/2023) [Member]
Account Value [Line Items]
Accumulated Value										$ 10,000																								$ 9,674																																16,241	13,274	11,555
MSCI World ex USA Small Cap (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																														10,000																																			10,705	19,456	16,103	13,426	11,699	10,756	14,252
MSCI World ex USA (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																														10,000																																			10,243	20,642	16,872	14,687	12,296	10,559	12,965
65% MSCI ACWI IMI/35% Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 6/27/2023) [Member]
Account Value [Line Items]
Accumulated Value											$ 10,000																										$ 10,167																													15,299	13,291	11,892
S&P Global REIT (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																				$ 10,000																																										$ 9,022				11,390	10,272	10,159	8,601
Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 10/13/2020) [Member]
Account Value [Line Items]
Accumulated Value																										$ 10,000																																					$ 10,031			10,911	10,682	10,194	9,556	9,444
85% Russell 3000 (gross) / 15% MSCI ACWI ex USA IMI (net) (01/29/26 Inception Date) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000																																																$ 11,080
Russell 1000 Value (Inception Date 9/21/2021) [Member]
Account Value [Line Items]
Accumulated Value																					$ 10,000																																								$ 9,758					18,207	14,036	12,838	10,597
Russell Midcap (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value								10,000																																															12,792											16,984	14,401
Russell Midcap Value (Inception Date 11/7/2023) [Member]
Account Value [Line Items]
Accumulated Value								$ 10,000																																															$ 12,859											17,335	13,919
MSCI USA IMI Growth (Inception Date 3/25/2025) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000																																					$ 11,788																									14,017
Russell 2000 (Inception Date 1/11/2022) [Member]
Account Value [Line Items]
Accumulated Value																		$ 10,000																																	$ 8,476															14,375	11,368	10,509	8,871
Russell 2000 Value (Inception Date 9/24/2019) [Member]
Account Value [Line Items]
Accumulated Value																														$ 10,000																																			$ 8,920	21,412	16,476	15,569	13,056	12,779	14,227
MSCI World ex USA Small Cap (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																													10,000																									10,127												18,406	15,234	12,701	11,068	10,175	13,482
MSCI World ex USA (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																													10,000																									9,899												19,949	16,305	14,194	11,883	10,205	12,530
MSCI World ex USA Small Cap (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																								10,000																										11,185																15,269	12,638	10,536	9,182	8,441
MSCI World ex USA (Inception Date 1/20/2021) [Member]
Account Value [Line Items]
Accumulated Value																								10,000																										10,958																17,447	14,260	12,413	10,392	8,925
Russell 1000 Value (Inception Date 6/21/2022) [Member]
Account Value [Line Items]
Accumulated Value															$ 10,000																							$ 10,394																												19,393	14,950	13,674	11,287
Russell 2000 (SI 6/20/24) [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000																													$ 11,021																															15,075	11,921
Russell 2000 Value (Inception Date 12/4/2019) [Member]
Account Value [Line Items]
Accumulated Value																													$ 10,000																									$ 8,584												20,605	15,855	14,982	12,564	12,297	$ 13,691
Russell 2000 Value (Inception Date 9/28/2021) [Member]
Account Value [Line Items]
Accumulated Value																								$ 10,000																										$ 11,500																$ 17,308	$ 13,318	$ 12,585	$ 10,554	$ 10,329